INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Italy joint venture - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income statement and statement of comprehensive income
Operating revenue	$ 9,474	$ 8,885	$ 9,606
Operating expenses	(7,968)	(7,801)	(9,082)
Income tax expense	(397)	(615)	(712)
(Loss) / profit for the period	(496)	2,420	(553)
Other comprehensive loss	(657)	(108)	(1,792)
Total comprehensive (loss) / income for the period, net of tax	(1,153)	2,312	$ (2,345)
Italy Joint Venture
Income statement and statement of comprehensive income
Operating revenue	6,913	1,250
Operating expenses	(6,877)	(1,058)
Other expenses	(755)	(20)
Income tax expense	(61)	(54)
(Loss) / profit for the period	(780)	118
Other comprehensive loss	(24)
Total comprehensive (loss) / income for the period, net of tax	(804)	118
Amount of depreciation and amortization expense included in operating expenses	2,063	290
Amount of interest expense included in other income or expenses	$ 484	$ 68